Commitments and Contingencies (Details) - Schedule of Weighted Average Remaining Lease Term and the Discount Rate	Dec. 31, 2023
Leases [Abstract]
Remaining average remaining lease term	2 years 5 months 23 days
Weighted average discount rate	15.57%